As filed with the Securities and Exchange Commission on March 30, 2015

File No. 033-58041

File No. 811-07257

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 90   ☒

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 91   ☒

SEI INSTITUTIONAL INVESTMENTS TRUST

(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices)
610-676-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box):

☐  immediately upon filing pursuant to paragraph (b)

☒  on April 1, 2015 pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on [date] pursuant to paragraph (a)(1) of Rule 485

☐  75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐  on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

☒ This post-effective Amendment designates a new effective date for a previously filed post-effective Amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A for SEI Institutional Investments Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying, until April 1, 2015, the effectiveness of Post-Effective Amendment No. 87 (“PEA No. 87”), which was filed with the Commission via EDGAR Accession No. 0001104659-15-005432 on January 29, 2015, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 87 by means of this filing, Parts A, B and C of PEA No. 87 are incorporated herein by reference.

PART A — PROSPECTUS

The Prospectus for the Trust’s Long Duration Corporate Bond Fund is incorporated herein by reference to Part A of PEA No. 87.

PART B — STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Trust’s Long Duration Corporate Bond Fund is incorporated herein by reference to Part B of PEA No. 87.

PART C — OTHER INFORMATION

The Part C for the Trust’s Long Duration Corporate Bond Fund is incorporated herein by reference to the Part C of PEA No. 87.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 90 to Registration Statement No. 033-58041 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of March, 2015.

SEI INSTITUTIONAL INVESTMENTS TRUST

By:	/s/ Rober t A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*		Trustee	March 30, 2015
William M. Doran

*		Trustee	March 30, 2015
George J. Sullivan, Jr.

*		Trustee	March 30, 2015
Nina Lesavoy

*		Trustee	March 30, 2015
James M. Williams

*		Trustee	March 30, 2015
Mitchell A. Johnson

*		Trustee	March 30, 2015
Hubert L. Harris, Jr.

/s/ Robert A. Nesher		Trustee, President & Chief Executive Officer	March 30, 2015
Robert A. Nesher

/s/ Peter A. Rodriguez		Controller & Chief Financial Officer	March 30, 2015
Peter A. Rodriguez

*By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact